ACQUISITIONS - AccorHotels (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016 CNY (¥) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2014 CNY (¥)
Acquisitions
Issuance of ordinary shares for acquisition of AccorHotels (Note 3)				¥ 1,143,521
Net revenue		$ 1,255,736	¥ 8,170,196	6,538,631	¥ 5,774,624
Net income		190,155	¥ 1,237,202	804,615	436,600
Fair values of assets acquired and liabilities assumed:
Goodwill		$ 348,087		¥ 171,504	¥ 108,344	¥ 2,264,758	¥ 64,654
Minimum
Fair values of assets acquired and liabilities assumed:
Amortization period of property and equipment		5 years	5 years	5 years	5 years
Maximum
Fair values of assets acquired and liabilities assumed:
Amortization period of property and equipment		10 years	10 years	10 years	10 years
AAPC LUB
Acquisitions
Noncontrolling interest (as a percent)	28.00%
Accor
Acquisitions
Percentage of ownership interest acquired	100.00%
Issuance of ordinary shares for acquisition of AccorHotels (Note 3)	¥ 1,143,521
Cash consideration	¥ 120,439
Number of shares issued as share consideration | shares	24,895,543
Net revenue				¥ 152,595
Net income				64,047
Business acquisition, pro forma information
Pro forma net revenue				6,548,083	¥ 5,955,538
Pro forma net income				806,921	¥ 478,770
Fair values of assets acquired and liabilities assumed:
Current assets				207,396
Property and equipment				311,045
Long-term investments				417,604
Goodwill				63,160
Other noncurrent assets				1,664
Current liabilities				(38,634)
Deferred tax liabilities				(42,952)
Total				¥ 1,263,960
Accor | Minimum
Fair values of assets acquired and liabilities assumed:
Amortization period of property and equipment				5 years
Accor | Maximum
Fair values of assets acquired and liabilities assumed:
Amortization period of property and equipment				30 years
Accor | Master brand agreement
Fair values of assets acquired and liabilities assumed:
Intangible assets				¥ 192,000
Accor | Favorable lease agreements
Fair values of assets acquired and liabilities assumed:
Intangible assets				3,009
Accor | Land use rights
Fair values of assets acquired and liabilities assumed:
Intangible assets				¥ 149,668